Share-Based Compensation - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation [Line Items]
Total share-based compensation	$ (12)	$ 12	$ (57)
Research and development, net [Member]
Schedule of Share-Based Compensation [Line Items]
Total share-based compensation			(144)
General and administrative, net [Member]
Schedule of Share-Based Compensation [Line Items]
Total share-based compensation	$ (12)	$ 12	$ 87